11. ACCOUNTS PAYABLE (Details Narrative) (USD $)	Jun. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Notes to Financial Statements
Accounts payable	$ 2,297,387	$ 1,593,861	$ 1,206,100
Vendor1 with accounts payble on excess of 10%	37.50%
Vendor2 with accounts payble on excess of 10%	19.20%
Vendor3 with accounts payble on excess of 10%	11.60%